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                                               .OMB Number:         3235-0006 .
                                               .Expires:    December 31, 2009 .
                                               .Estimated average             .
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ David Sorkin                New York, NY      February 17, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                        --------------------

Form 13F Information Table Entry Total:         33
                                        --------------------

Form 13F Information Table Value Total:      $927,533
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1       28-12879                     KKR PEI Opportunities GP, Ltd.
    ------       -----------------         ---------------------------------

      2       28-                          KKR MIF Carry Limited
    ------       -----------------         ---------------------------------

Explanatory Note:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P.("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED DECEMBER 31, 2008

                                                                                                                  VOTING AUTHORITY
                                                         VALUE   SHRS OR PRN SH/           INVESTMENT   OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1000)     AMT     PRN PUT/CALL  DISCRETION  MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      UNIT 99/99/9999  026874115      425      50,000 SH           SHARED-OTHER     2             50,000
AMERISOURCEBERGEN CORP             COM        03073E105      357      10,000 SH           SHARED-OTHER     2             10,000
BRISTOW GROUP INC                  COM        110394103    1,072      40,000 SH           SHARED-OTHER     1             40,000
CEPHALON INC                 NOTE 2.000% 6/0  156708AP4  165,590   1,000,000 SH           SHARED-OTHER     2          1,000,000
CISCO SYS INC                      COM        17275R102    1,019      62,500 SH           SHARED-OTHER     2             62,500
ENTERGY CORP NEW               EQUITY UNIT    29364G202    2,673      53,600 SH           SHARED-OTHER     2             53,600
FIFTH THIRD BANCORP          CNV PFD DEP1/250 316773209    5,486      65,000 SH           SHARED-OTHER     2             65,000
FLUOR CORP NEW                     COM        343412102    1,099      24,500 SH           SHARED-OTHER     2             24,500
GATEHOUSE MEDIA INC                COM        367348109       45   1,133,100 SH           SHARED-OTHER                1,133,100
HUBBEL INC                         CL B       443510201      787      24,075 SH           SHARED-OTHER     2             24,075
ISHARES SILVER TRUST             ISHARES      46428Q109      728      65,000 SH           SHARED-OTHER     2             65,000
ISHARES TR                     RUSSELL 2000   464287655      901      18,300 SH           SHARED-OTHER     2             18,300
JAZZ PHARMACEUTICALS INC*          COM        472147107   19,190   9,942,946 SH           SHARED-OTHER                9,942,946
LENNAR CORP                        CL B       526057302      436      67,210 SH           SHARED-OTHER     2             67,210
MANITOWOC INC                      COM        563571108      173      20,000 SH           SHARED-OTHER     2             20,000
MARKET VECTORS ETF TR          AGRIBUS ETF    57060U605      768      27,575 SH           SHARED-OTHER     2             27,575

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
MEDCATH CORP*                      COM        58404W109   20,551   1,968,522 SH           SHARED-OTHER                1,968,522
MICROSOFT CORP                     COM        594918104    1,361      70,000 SH           SHARED-OTHER     2             70,000
NEWCASTLE INVT CORP                COM        65105M108       50      59,100 SH           SHARED-OTHER                   59,100
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106      369       5,000 SH           SHARED-OTHER     2              5,000
PARKER HANNIFIN CORP               COM        701094104      425      10,000 SH           SHARED-OTHER     2             10,000
PRIMEDIA INC*                    COM NEW      74157K846   56,448  26,012,715 SH           SHARED-OTHER               26,012,715
PROSHARES TR                 PSHS REAL ESTATE 74347R552      330       6,500 SH           SHARED-OTHER     2              6,500
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297    2,075      55,000 SH           SHARED-OTHER     2             55,000
PROSHARES TR                 PSHS ULTRA FINL  74347R743      619     102,700 SH           SHARED-OTHER     2            102,700
ROCKWOOD HLDGS INC*                COM        774415103  239,055  22,134,709 SH           SHARED-OTHER               22,134,709
SEALY CORP*                        COM        812139301  117,031  46,625,921 SH           SHARED-OTHER               46,625,921
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506      955      20,000 SH           SHARED-OTHER     2             20,000
SPARTAN STORES INC           NOTE 3.375% 5/1  846822AE4  146,000   2,000,000 SH           SHARED-OTHER     2          2,000,000
UNITED STATES OIL FUND LP         UNITS       91232N108      662      20,000 SH           SHARED-OTHER     2             20,000
VALE CAP LTD                  NT RIO CV VALE  91912C208    3,438     125,000 SH           SHARED-OTHER     2            125,000
XILINX INC                   DBCV 3.125% 3/1  983919AD3  136,700   2,000,000 SH           SHARED-OTHER     2          2,000,000
ZHONE TECHNOLOGIES INC NEW*        COM        98950P108      717   8,959,375 SH           SHARED-OTHER                8,959,375

* Position held by one or more entities engaged in the private equity business.